BASIC AND DILUTED EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted	The Company's earnings per share on the weighted average number of shares outstanding was as follows:

	Successor (Consolidated)	Successor (Consolidated)	Predecessor (Combined Carve-out)
(in thousands of $, except number of shares and per share data)	January 1, 2023 to June 30, 2023	Phased period from January 27, 2022 to June 30, 2022(1)	Phased period from January 1, 2022 to June 30, 2022(1)
Net income attributable to Owners of Cool Company Ltd. / Predecessor's Parent	113,835	16,848	15,038
Weighted average number of shares outstanding	53,688,462	40,010,000	1,010,000
Basic and diluted earnings per share	$2.12	$0.42	$14.89